INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX
Components of income (loss) before income taxes

	For the Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cayman	(9,397,404)	(10,448,513)	(1,192,264)
Indonesia	(881,810)	(984,230)	(1,268,462)
Hong Kong S.A.R.	(6,700,069)	(14,613,793)	(7,930,644)
B.V.I.	—	(278,774)	(48,100)
Others	—	—	(840,681)
PRC, excluding Hong Kong S.A.R.	289,836,300	(44,894,563)	(270,748,715)
Total	272,857,017	(71,219,873)	(282,028,866)

Schedule of income tax expense (benefit)

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expense (benefit)	42,715,007	(15,677,411)	759,425
Deferred income tax expense (benefit)	4,321,601	(6,079,533)	(10,952,309)
Total	47,036,608	(21,756,944)	(10,192,884)

Schedule of reconciliation of statutory income tax rate and effective income tax rate

	For the Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Computed expected income tax expense (benefit)	68,214,254	(17,804,968)	(71,077,803)
Non-PRC entities not subject to income tax	4,244,821	6,581,327	2,820,038
Research and development expenses bonus deduction	(23,328,287)	(34,910,421)	(30,807,283)
Non-deductible share-based compensation expenses	11,015,406	13,866,734	11,742,974
Other non-deductible expenses	723,768	638,898	2,491,593
Preferential tax rate difference	—	(3,075,033)	7,301,540
Tax filing differences	2,682,378	(3,770,720)	229,108
Change in valuation allowance	(16,515,732)	16,717,239	67,106,949

Actual income tax expense (benefit)	47,036,608	(21,756,944)	(10,192,884)
Effect of preferential tax rates on basic earnings per Class A and Class B ordinary share	—	0.02	(0.05)
Effect of preferential tax rates on diluted earnings per Class A and Class B ordinary share	—	0.02	(0.05)

Schedule of deferred income tax assets and deferred income tax liabilities

	As of December 31,
	2022	2023
	RMB	RMB
Deferred income tax assets
Net operating loss carry forwards	33,325,461	74,876,303
Accrued warranty	5,071,844	3,798,876
Advertising expense	—	2,113,991
Deferred revenue	8,470,357	8,938,710
Allowance for doubtful accounts	7,037,684	41,878,340
Lease Liabilities	3,334,705	1,099,451
Write-downs for inventories	825,208	4,529,042
Less: Valuation allowance	(40,764,285)	(107,782,306)

Total deferred income tax assets, net	17,300,974	29,452,407

Deferred income tax liabilities
Operating lease right of use assets	3,334,705	1,099,451
Short-term investments	60,946	—
Property, plant and equipment	9,171,103	9,968,429

Total deferred income tax liabilities	12,566,754	11,067,880

Net deferred income tax assets	6,132,499	20,747,021
Net deferred income tax liabilities	1,398,279	2,362,494

Schedule of changes in valuation allowance

	For the Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	41,219,052	24,508,473	40,764,285
Additions	5,567,822	25,114,239	68,593,841
Reduction	(22,278,401)	(8,858,427)	(1,575,820)

Balance at the end of the year	24,508,473	40,764,285	107,782,306